Note 43 - Insurance and reinsurance contracts income and expenses Income by type of insurance product (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Life Insurance Contracts
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	€ 497,000,000	€ 631,000,000	€ 682,000,000
Individidual Contract [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	439,000,000	477,000,000	486,000,000
Savings Insurance [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	92,000,000	116,000,000	56,000,000
Risk Insurance [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	346,000,000	361,000,000	430,000,000
Collective Contract [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	59,000,000	154,000,000	196,000,000
Savings Group Insurance [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	5,000,000	26,000,000	39,000,000
Risk Group Insurance [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	54,000,000	127,000,000	157,000,000
Non life Insurance Contracts
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	480,000,000	508,000,000	373,000,000
Home Insurance [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	91,000,000	90,000,000	110,000,000
Other Non Life Insurance [Member]
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	389,000,000	418,000,000	263,000,000
Total Member
Net income Arising From Insurance Products Line Items
Net Income Arising from Insurance and Reinsurance Contracts	€ 977,000,000	€ 1,138,000,000	€ 1,055,000,000